Description of Business (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022 shares
Description of Business (Details) [Line Items]
Number of segments	4	2
Product offerings	3
SGB Development Corp. [Member] | IPO [Member]
Description of Business (Details) [Line Items]
Ownership percentage		100.00%
Separate publicly		2
Distribution date		Sep. 27, 2023
Pro rata distribution rate		30.00%
Number of shares to be distributed to each stockholder of the parent		0.930886
Basic number of shares held by each stockholder of the parent was calculated for distribution (in Shares)		5
Sale of stock, Record date for the distribution		Sep. 08, 2023
Percentage of ownership after separation		70.00%
Sale of stock, listing date		Sep. 28, 2023
Sale of stock, Trading symbol of subsidiary		SGD